UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1.	The schedule of investments for the three-month period ended July 31, 2015 is filed herewith.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.2%)
AUSTRALIA (0.2%)
Materials (0.2%)
South32 Ltd. (a)	410,091	$523,543

BULGARIA (0.5%)
Financials (0.5%)
LEV Insurance (a)(b)(c)(d)	4,078,860	1,561,551

CANADA (5.1%)
Industrials (2.1%)
Canadian National Railway Co.	112,400	7,012,055

Materials (1.9%)
Potash Corp. of Saskatchewan, Inc.	232,400	6,322,431

Telecommunication Services (1.1%)
TELUS Corp.	101,500	3,465,210

		16,799,696

FRANCE (4.5%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (d)	87,600	6,501,195

Industrials (1.5%)
Schneider Electric SE (d)	73,400	5,120,253

Utilities (1.0%)
Engie (d)	181,300	3,476,878

		15,098,326

GERMANY (2.4%)
Health Care (0.9%)
Fresenius Medical Care AG & Co. KGaA (d)	38,600	3,158,333

Materials (1.5%)
Linde AG (d)	26,200	4,944,824

		8,103,157

HONG KONG (5.6%)
Financials (3.6%)
AIA Group Ltd. (d)	1,308,600	8,528,690
Swire Pacific Ltd., Class A (d)	264,000	3,384,405

		11,913,095

Industrials (2.0%)
Jardine Matheson Holdings Ltd. (d)	121,500	6,598,780

		18,511,875

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

ISRAEL (1.1%)
Information Technology (1.1%)
Check Point Software Technologies Ltd. (a)	44,700	$3,610,419

ITALY (1.9%)
Energy (1.9%)
Tenaris SA, ADR	244,800	6,156,720

JAPAN (10.4%)
Consumer Staples (4.3%)
Japan Tobacco, Inc. (d)	365,400	14,183,605

Financials (1.1%)
Daito Trust Construction Co. Ltd. (d)	33,500	3,537,706

Industrials (2.0%)
FANUC Corp. (d)	40,800	6,804,885

Materials (3.0%)
Shin-Etsu Chemical Co. Ltd. (d)	170,000	10,165,998

		34,692,194

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(c)(d)	1,424,182	2

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	93,000	8,429,520

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda (a)(b)(c)(d)	78,160	0

SINGAPORE (5.1%)
Financials (2.7%)
City Developments Ltd. (d)	706,000	4,804,892
Oversea-Chinese Banking Corp. Ltd. (d)	529,291	3,969,183

		8,774,075

Telecommunication Services (2.4%)
Singapore Telecommunications Ltd. (d)	2,692,600	8,041,780

		16,815,855

SOUTH AFRICA (2.0%)
Telecommunication Services (2.0%)
MTN Group Ltd. (d)	391,200	6,512,993

SWEDEN (4.6%)
Financials (1.5%)
Nordea Bank AB (d)	401,300	4,996,515

Industrials (1.6%)
Atlas Copco AB, A Shares (d)	198,462	5,427,737

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (d)	458,600	$4,903,372

		15,327,624

SWITZERLAND (16.6%)
Consumer Staples (3.6%)
Nestle SA (d)	157,200	11,892,192

Financials (2.4%)
Zurich Insurance Group AG (a)(d)	26,900	8,191,308

Health Care (9.1%)
Novartis AG (d)	144,700	15,014,668
Roche Holding AG (d)	52,600	15,197,332

		30,212,000

Industrials (1.5%)
Schindler Holding AG (d)	31,000	4,992,969

		55,288,469

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	2,700,000	11,799,024

UNITED KINGDOM (22.2%)
Consumer Staples (3.8%)
British American Tobacco PLC (d)	210,100	12,474,905

Energy (4.6%)
John Wood Group PLC (d)	509,200	4,957,714
Royal Dutch Shell PLC, B Shares (d)	360,000	10,423,822

		15,381,536

Financials (4.4%)
HSBC Holdings PLC (d)	747,200	6,749,045
Standard Chartered PLC (d)	519,897	7,949,490

		14,698,535

Industrials (5.9%)
Experian PLC (d)	357,800	6,708,262
Rolls-Royce Holdings PLC (a)(d)	559,706	6,926,775
Weir Group PLC (The) (d)	253,600	6,089,037

		19,724,074

Materials (2.4%)
BHP Billiton PLC (d)	432,700	7,947,682

Telecommunication Services (1.1%)
Vodafone Group PLC (d)	917,000	3,473,593

		73,700,325

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal (c)	18,422	111,426
Banco Venezolano de Credito SA (a)(c)(d)	156	0

		111,426

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

Industrials (0.0%)
Cemex Venezuela SACA-I (a)(c)(d)	15,843,815	$0

		111,426

Total Common Stocks		293,042,719

EXCHANGE TRADED FUNDS (0.0%)
RUSSIA (0.0%)
Renaissance Pre-IPO Fund (a)(c)(d)	92,634	0

Total Exchange Traded Funds		0

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 17.25%, 12/31/2015 (c)	10,000,000	15,601
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (c)	20,000,000	36,365
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (c)	49,500,000	89,821

		141,787

Total Government Bonds		141,787

PREFERRED STOCKS (8.1%)
BRAZIL (3.8%)
Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares	957,200	7,600,168

Materials (1.5%)
Vale SA, ADR, Preferred Shares	1,136,400	4,875,156

		12,475,324

GERMANY (1.0%)
Consumer Staples (1.0%)
Henkel AG & Co. KGaA, Preferred Shares (d)	28,400	3,366,705

REPUBLIC OF SOUTH KOREA (3.3%)
Information Technology (3.3%)
Samsung Electronics Co. Ltd., Preferred Shares (d)	14,000	11,012,837

Total Preferred Stocks		26,854,866

REPURCHASE AGREEMENT (3.3%)
UNITED STATES (3.3%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $11,168,783 collateralized by Federal Home Loan Mortgage Corp., maturing 08/21/2019; total market value of $11,392,800	$11,168,783	11,168,783

Total Repurchase Agreement		11,168,783

Total Investments (Cost $426,342,980) (e)—99.6%		331,208,155

Other assets in excess of liabilities—0.4%		1,212,337

Net Assets—100.0%		$332,420,492

(a)	Non-income producing security.
(b)	Investment in affiliate.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.55% of net assets as of July 31, 2015.
(d)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (87.9%)
AUSTRALIA (0.1%)
Materials (0.1%)
South32 Ltd. (a)	199,501	$254,693

CANADA (5.0%)
Industrials (2.2%)
Canadian National Railway Co.	60,300	3,761,805

Materials (1.8%)
Potash Corp. of Saskatchewan, Inc.	114,300	3,109,527

Telecommunication Services (1.0%)
TELUS Corp.	48,700	1,662,618

		8,533,950

FRANCE (4.7%)
Consumer Staples (1.9%)
Casino Guichard-Perrachon SA (b)	44,000	3,265,441

Industrials (1.6%)
Schneider Electric SE (b)	39,500	2,755,449

Utilities (1.2%)
Engie (b)	99,400	1,906,242

		7,927,132

GERMANY (2.6%)
Health Care (1.1%)
Fresenius Medical Care AG & Co. KGaA (b)	23,000	1,881,908

Materials (1.5%)
Linde AG (b)	13,400	2,529,032

		4,410,940

HONG KONG (5.6%)
Financials (3.7%)
AIA Group Ltd. (b)	687,600	4,481,375
Swire Pacific Ltd., Class A (b)	141,500	1,813,990

		6,295,365

Industrials (1.9%)
Jardine Matheson Holdings Ltd. (b)	61,200	3,323,830

		9,619,195

ISRAEL (1.0%)
Information Technology (1.0%)
Check Point Software Technologies Ltd. (a)	21,200	1,712,324

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

ITALY (2.0%)
Energy (2.0%)
Tenaris SA, ADR	132,400	$3,329,860

JAPAN (10.3%)
Consumer Staples (4.4%)
Japan Tobacco, Inc. (b)	190,900	7,410,099

Financials (1.0%)
Daito Trust Construction Co. Ltd. (b)	16,600	1,753,013

Industrials (2.0%)
FANUC Corp. (b)	20,800	3,469,157

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (b)	83,000	4,963,399

		17,595,668

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	47,100	4,269,144

SINGAPORE (4.8%)
Financials (2.5%)
City Developments Ltd. (b)	349,100	2,375,903
Oversea-Chinese Banking Corp. Ltd. (b)	264,594	1,984,206

		4,360,109

Telecommunication Services (2.3%)
Singapore Telecommunications Ltd. (b)	1,304,900	3,897,243

		8,257,352

SOUTH AFRICA (1.9%)
Telecommunication Services (1.9%)
MTN Group Ltd. (b)	192,900	3,211,545

SWEDEN (5.1%)
Financials (1.6%)
Nordea Bank AB (b)	220,200	2,741,671

Industrials (1.9%)
Atlas Copco AB, A Shares (b)	121,200	3,314,699

Information Technology (1.6%)
Telefonaktiebolaget LM Ericsson, B Shares (b)	250,900	2,682,634

		8,739,004

SWITZERLAND (16.7%)
Consumer Staples (3.5%)
Nestle SA (b)	80,300	6,074,701

Financials (2.5%)
Zurich Insurance Group AG (a)(b)	14,000	4,263,134

Health Care (9.2%)
Novartis AG (b)	75,700	7,854,944
Roche Holding AG (b)	27,000	7,800,912

		15,655,856

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

Industrials (1.5%)
Schindler Holding AG (b)	15,500	$2,496,485

		28,490,176

TAIWAN (3.4%)
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	1,316,000	5,750,931

UNITED KINGDOM (22.2%)
Consumer Staples (3.8%)
British American Tobacco PLC (b)	107,900	6,406,674

Energy (4.6%)
John Wood Group PLC (b)	254,700	2,479,831
Royal Dutch Shell PLC, B Shares (b)	183,400	5,310,358

		7,790,189

Financials (4.6%)
HSBC Holdings PLC (b)	389,213	3,515,546
Standard Chartered PLC (b)	287,610	4,397,704

		7,913,250

Industrials (5.8%)
Experian PLC (b)	192,800	3,614,737
Rolls-Royce Holdings PLC (a)(b)	282,050	3,490,577
Weir Group PLC (The) (b)	119,300	2,864,440

		9,969,754

Materials (2.3%)
BHP Billiton PLC (b)	210,500	3,866,390

Telecommunication Services (1.1%)
Vodafone Group PLC (b)	491,200	1,860,664

		37,806,921

Total Common Stocks		149,908,835

PREFERRED STOCKS (8.2%)
BRAZIL (3.8%)
Financials (2.2%)
Banco Bradesco SA, ADR, Preferred Shares	462,600	3,673,044

Materials (1.6%)
Vale SA, ADR, Preferred Shares	628,900	2,697,981

		6,371,025

GERMANY (1.1%)
Consumer Staples (1.1%)
Henkel AG & Co. KGaA, Preferred Shares (b)	16,300	1,932,299

REPUBLIC OF SOUTH KOREA (3.3%)
Information Technology (3.3%)
Samsung Electronics Co. Ltd., Preferred Shares (b)	7,100	5,585,082

Total Preferred Stocks		13,888,406

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $5,138,451, collateralized by U.S. Treasury Notes, maturing 05/15/2019-05/31/2019; total market value of $5,245,160	$5,138,451	$5,138,451

Total Repurchase Agreement		5,138,451

Total Investments (Cost $187,756,615) (c)—99.1%		168,935,692

Other assets in excess of liabilities—0.9%		1,557,092

Net Assets—100.0%		$170,492,784

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (7.9%)
CANADA (0.5%)
Golden Credit Card Trust, Series 2012-5A, Class A (USD), 0.79%, 09/15/2017 (a)	$4,100,000	$4,101,006
Master Credit Card Trust II, Series 2012-2A, Class A (USD), 0.78%, 04/21/2017 (a)	3,180,000	3,180,832

		7,281,838

UNITED STATES (7.4%)
Ally Auto Recivables Trust, Series 2013-1, Class A3, ABS (USD), 0.63%, 05/15/2017	2,804,171	2,804,315
Ally Master Owner Trust, Series 2014-1, Class A1 (USD), 0.66%, 01/15/2019 (b)	3,105,000	3,105,506
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (USD), 2.63%, 12/20/2021 (a)	2,890,000	2,900,458
Barclays Dryrock Issuance Trust, Series 2015-1, Class A (USD), 2.20%, 12/15/2022	2,830,000	2,855,344
BMW Floorplan Master Owner Trust, Series 2012-1A, Class A (USD), 0.59%, 09/15/2017 (a)(b)	6,170,000	6,170,235
Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1 (USD), 0.47%, 01/15/2019 (b)	2,900,000	2,895,549
Chase Issuance Trust
Series 2007-B1, Class B1 (USD), 0.44%, 04/15/2019 (b)	3,640,000	3,624,696
Series 2007-C1, Class C1, ABS (USD), 0.65%, 04/15/2019 (b)	2,960,000	2,943,458
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.64%, 01/07/2025 (a)(b)	1,322,967	1,323,797
Citibank Credit Card Issuance Trust, Series 2013-A10, Class A10, ABS (USD), 0.73%, 02/07/2018	3,420,000	3,421,693
CNH Equipment Trust, Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	1,283,801	1,283,314
CNH Wholesale Master Note Trust, Series 2013-2A, Class A (USD), 0.79%, 08/15/2019 (a)(b)	4,940,000	4,945,414
Dryrock Issuance Trust, Series 2012-2, Class A (USD), 0.64%, 08/15/2018	2,830,000	2,830,386
Ford Credit Auto Lease Trust, Series 2013-A, Class A4 (USD), 0.78%, 04/15/2016	1,612,674	1,612,698
Ford Credit Auto Owner Trust, Series 2013-B, Class A3 (USD), 0.57%, 10/15/2017	1,035,899	1,035,573
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A (USD), 0.63%, 10/20/2017 (b)	2,170,000	2,169,902
Series 2013-1, Class A (USD), 0.59%, 04/20/2018 (b)	1,970,000	1,970,715
Series 2015-2, Class A (USD), 0.84%, 01/20/2022 (b)	4,640,000	4,616,870
GM Financial Automobile Leasing Trust
Series 2014-2A, Class A3 (USD), 1.22%, 01/22/2018 (a)	2,930,000	2,932,764
Series 2015-2, Class A2B (USD), 0.61%, 04/20/2018 (b)	3,490,000	3,489,384
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3 (USD), 0.67%, 11/21/2017	3,940,000	3,933,139
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A2A, ABS (USD), 0.48%, 06/15/2016	1,283,610	1,283,586
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B (USD), 0.46%, 06/15/2018 (b)	4,070,000	4,070,179
Navistar Financial Dealer Note Master Trust
Series 2013-2, Class A (USD), 0.87%, 09/25/2018 (a)(b)	4,170,000	4,168,605
Series 2014-1, Class A (USD), 0.94%, 10/25/2019 (a)(b)	3,120,000	3,102,587
Navistar Financial Dealer Note Master Trust II, Series 2015-1, Class A (USD), 1.59%, 06/25/2020 (a)(b)	3,750,000	3,751,800
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	1,748,218	1,749,170
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 0.71%, 03/25/2026 (b)	1,751,487	1,750,559
Series 2011-2, Class A1 (USD), 0.79%, 11/25/2027 (b)	2,882,703	2,865,297
Series 2013-2, Class A (USD), 0.64%, 09/25/2026 (b)	3,157,696	3,053,713

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, ABS (USD), 2.37%, 03/15/2023	$3,330,000	$3,375,563
United States Small Business Administration
Series 2005-P10B, Class 1 (USD), 4.94%, 08/10/2015	703,602	704,501
Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	504	513
Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	743,905	784,604
Volkswagen Auto Lease Trust, Series 2013-A, Class A3 (USD), 0.84%, 07/20/2016	1,223,365	1,223,808
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A3 (USD), 0.56%, 08/21/2017	1,955,604	1,953,326
Series 2013-2, Class A3 (USD), 0.70%, 04/20/2018	3,461,487	3,456,318
Series 2014-1, Class A2 (USD), 0.42%, 03/20/2017	1,736,133	1,735,341
Volvo Financial Equipment LLC, Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (a)	1,973,974	1,974,001

		103,868,681

Total Asset-Backed Securities		111,150,519

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
UNITED STATES (9.2%)
Avenue of Americas Mortgage Trust, Series 2015-1177, Class A (USD), 2.96%, 12/13/2029 (a)	3,080,000	3,118,035
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	3,550,000	3,678,322
Banc of America Merrill Lynch Trust, Series 2015-200P, Class A (USD), 3.22%, 04/14/2033 (a)	2,780,000	2,785,723
Barclays Commercial Mortgage Securities Trust, Series 2015-SLP, Class B (USD), 1.79%, 02/15/2028 (a)(b)	3,760,000	3,733,246
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AM (USD), 5.45%, 12/11/2040 (b)	4,082,000	4,122,124
Series 2006-PW13, Class A4, CMO (USD), 5.54%, 09/11/2041	4,916,682	5,068,649
Series 2007-PW17, Class AM (USD), 0.88%, 06/11/2050 (a)(b)	6,054,750	5,959,145
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	4,435,000	4,599,860
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	3,600,000	3,802,667
COMM 2013-300P Mortgage Trust, Series 2013-300P, Class A1, (USD), 4.35%, 08/10/2030 (a)	5,130,000	5,585,857
COMM 2014-TWC Mortgage Trust, Series 2014-TWC, Class B (USD), 1.79%, 02/13/2032 (a)(b)	3,810,000	3,786,486
COMM 2015-PC1 Mortgage Trust, Series 2015-PC1, Class A5 (USD), 3.90%, 07/10/2050	4,830,000	5,092,885
Commercial Mortgage Pass Through Certificates, Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	3,793,966	3,904,221
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	4,239,789	4,482,409
FDIC Guaranteed Notes Trust, Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (a)	2,232,637	2,284,395
FREMF Mortgage Trust
Series 2011-K704, Class B (USD), 4.54%, 10/25/2030 (a)(b)	5,730,000	6,049,748
Series 2011-K703, Class B (USD), 4.88%, 07/25/2044 (a)(b)	4,600,000	4,882,249
Series 2011-K11, Class B (USD), 4.42%, 12/25/2048 (a)(b)	1,821,000	1,963,946
GRACE Mortgage Trust, Series 2014, Class A (USD), 3.37%, 06/10/2028 (a)	3,300,000	3,428,520
GS Mortgage Securites Corp. Trust, Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (a)	5,740,000	5,920,902
GS Mortgage Securities Trust
Series 2015-GC32, Class A4 (USD), 3.76%, 07/10/2048	2,230,000	2,325,395
Series 2015-GC30, Class AS (USD), 3.78%, 05/10/2050	4,130,000	4,213,802
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class CFX, (USD), 3.71%, 11/05/2030 (a)	2,845,000	2,871,104

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A (USD), 1.11%, 06/15/2029 (a)(b)	$4,700,000	$4,691,380
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 (USD), 2.91%, 10/15/2048	4,890,000	4,811,997
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM (USD), 5.85%, 06/15/2038 (b)	2,320,000	2,407,012
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4 (USD), 5.41%, 07/12/2046 (b)	6,512,722	6,702,597
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	3,360,000	3,519,135
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	2,752,235	2,949,032
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2035 (a)(b)	3,460,000	3,309,552
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (b)	4,515,000	4,717,322
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	2,570,000	2,652,036

		129,419,753

Total Commercial Mortgage-Backed Securities		129,419,753

CORPORATE BONDS (28.7%)
AUSTRALIA (2.2%)
Commercial Banks (2.2%)
Australia & New Zealand Banking Group Ltd. (USD), 1.00%, 10/06/2015 (a)	7,360,000	7,366,816
Commonwealth Bank of Australia (USD), 0.75%, 01/15/2016 (a)	7,150,000	7,152,295
KfW (AUD), 6.00%, 08/20/2020 (c)	8,000,000	6,737,819
National Australia Bank Ltd. (USD), 1.25%, 03/08/2018 (a)	9,800,000	9,764,769

		31,021,699

CANADA (0.1%)
Commercial Banks (0.1%)
National Bank of Canada (USD), 1.45%, 11/07/2017	2,110,000	2,105,324

FRANCE (0.8%)
Apparel (0.2%)
LVMH Moet Hennessy Louis Vuitton SE (USD), 1.63%, 06/29/2017 (a)	2,950,000	2,971,184

Beverages (0.6%)
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (a)	7,440,000	7,782,009

		10,753,193

GUERNSEY (0.2%)
Commercial Banks (0.2%)
Credit Suisse Group Funding Guernsey Ltd. (USD), 2.75%, 03/26/2020 (a)	2,310,000	2,299,767

ITALY (0.4%)
Commercial Banks (0.4%)
Intesa Sanpaolo SpA (USD), 3.13%, 01/15/2016	5,540,000	5,583,561

LUXEMBOURG (0.2%)
Miscellaneous Manufacturing (0.2%)
Pentair Finance SA (USD), 3.15%, 09/15/2022	2,628,000	2,565,885

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

NETHERLANDS (2.4%)
Auto Manufacturers (0.3%)
Volkswagen International Finance (USD), 1.15%, 11/20/2015 (a)	$4,650,000	$4,657,644

Beverages (0.1%)
Diageo Finance BV (USD), 5.30%, 10/28/2015	1,610,000	1,627,277

Commercial Banks (1.2%)
ABN AMRO Bank
(USD), 2.50%, 10/30/2018 (a)	3,250,000	3,306,157
(USD), 4.75%, 07/28/2025 (a)	3,320,000	3,333,041
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
(USD), 2.13%, 10/13/2015	550,000	551,642
(USD), 4.38%, 08/04/2025	2,630,000	2,647,447
ING Bank (USD), 2.50%, 01/14/2016 (a)	6,330,000	6,383,292

		16,221,579

Electric Utilities (0.4%)
Enel Finance International (USD), 6.00%, 10/07/2039 (a)	4,080,000	4,709,732

Oil, Gas & Consumable Fuels (0.4%)
Shell International Finance BV
(USD), 3.25%, 09/22/2015	2,340,000	2,348,751
(USD), 3.25%, 05/11/2025	3,780,000	3,741,588

		6,090,339

		33,306,571

NORWAY (0.4%)
Commercial Banks (0.4%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	5,020,000	5,167,232

PANAMA (0.7%)
Leisure Time (0.7%)
Carnival Corp. (USD), 3.95%, 10/15/2020	9,530,000	10,020,852

SUPRANATIONAL (0.8%)
Banks (0.8%)
International Bank for Reconstruction & Development
Series GDIF (AUD), 3.50%, 04/29/2019	8,110,000	6,148,329
(NZD), 4.63%, 02/26/2019	8,530,000	5,909,342

		12,057,671

SWEDEN (0.6%)
Commercial Banks (0.6%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (a)	4,300,000	4,428,536
Svenska Handelsbanken AB (USD), 2.50%, 01/25/2019	3,470,000	3,545,271

		7,973,807

UNITED KINGDOM (0.6%)
Commercial Banks (0.3%)
Barclays Bank PLC (USD), 2.50%, 09/21/2015 (a)	4,370,000	4,382,105

Oil, Gas & Consumable Fuels (0.3%)
BP Capital Markets PLC (USD), 0.70%, 11/06/2015	4,631,000	4,633,570

		9,015,675

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (19.3%)
Aerospace & Defense (0.2%)
United Technologies Corp. (USD), 4.15%, 05/15/2045	$3,370,000	$3,216,510

Auto Manufacturers (1.0%)
American Honda Finance Corp. (USD), 1.00%, 08/11/2015 (a)	4,650,000	4,650,614
Harley-Davidson, Inc. (USD), 4.63%, 07/28/2045	3,760,000	3,774,370
Toyota Motor Credit Corp. (USD), 2.80%, 01/11/2016	4,845,000	4,895,267

		13,320,251

Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	4,490,000	4,332,908
PepsiCo, Inc. (USD), 0.70%, 02/26/2016	5,320,000	5,327,773

		9,660,681

Biotechnology (0.3%)
Gilead Sciences, Inc. (USD), 4.80%, 04/01/2044	3,350,000	3,461,501

Commercial Banks (3.1%)
Bank of America Corp. (USD), 4.20%, 08/26/2024	3,590,000	3,611,465
Citigroup, Inc.
(USD), 2.50%, 09/26/2018	6,610,000	6,698,356
(USD), 4.40%, 06/10/2025	3,250,000	3,282,117
Goldman Sachs Group, Inc. (The) (USD), 4.00%, 03/03/2024	5,790,000	5,931,126
JPMorgan Chase & Co.
(USD), 4.35%, 08/15/2021	6,550,000	7,024,737
(USD), 3.90%, 07/15/2025	2,260,000	2,306,427
Morgan Stanley
(USD), 5.63%, 09/23/2019	2,200,000	2,466,200
(USD), 4.00%, 07/23/2025	2,760,000	2,817,543
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	9,150,000	9,212,842

		43,350,813

Computers & Peripherals (0.6%)
Apple, Inc. (USD), 3.20%, 05/13/2025	4,290,000	4,275,019
International Business Machines Corp. (USD), 6.22%, 08/01/2027	3,180,000	3,912,637

		8,187,656

Diversified Financial Services (1.4%)
American Express Credit Corp. (USD), 2.75%, 09/15/2015	2,965,000	2,972,626
Harley-Davidson Financial Services, Inc. (USD), 3.88%, 03/15/2016 (a)	5,260,000	5,357,636
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (a)	3,340,000	3,290,391
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	4,290,000	4,554,427
PACCAR Financial Corp. (USD), 0.80%, 02/08/2016	2,710,000	2,714,735

		18,889,815

Diversified Telecommunication Services (0.3%)
Verizon Communications, Inc. (USD), 4.86%, 08/21/2046	4,390,000	4,166,505

Electric Utilities (1.1%)
Duke Energy Carolinas LLC, Series A (USD), 6.00%, 12/01/2028	8,243,000	10,170,551
Edison International (USD), 3.75%, 09/15/2017	3,915,000	4,101,190
Exelon Corp. (USD), 5.10%, 06/15/2045	1,170,000	1,210,654

		15,482,395

Energy Equipment & Services (1.1%)
Enable Midstream Partners LP (USD), 5.00%, 05/15/2044 (a)	2,850,000	2,361,162

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	$5,000,000	$5,134,690
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	4,660,000	4,690,952
Williams Partners LP (USD), 3.90%, 01/15/2025	3,897,000	3,643,847

		15,830,651

Food & Staples (0.1%)
Tiffany & Co. (USD), 4.90%, 10/01/2044	1,770,000	1,741,583

Food Products (0.1%)
Kraft Heinz Foods Co. (USD), 5.20%, 07/15/2045 (a)	1,840,000	1,938,438

Healthcare Products (0.2%)
Becton Dickinson and Co. (USD), 4.69%, 12/15/2044	3,240,000	3,228,365

Healthcare Providers & Services (0.6%)
Anthem, Inc. (USD), 5.10%, 01/15/2044	2,356,000	2,396,118
Quest Diagnostics, Inc. (USD), 4.70%, 03/30/2045	3,230,000	2,961,933
UnitedHealth Group, Inc. (USD), 2.70%, 07/15/2020	2,710,000	2,743,506

		8,101,557

Insurance (1.2%)
American International Group, Inc.
(USD), 4.13%, 02/15/2024	2,380,000	2,470,095
(USD), 4.50%, 07/16/2044	2,320,000	2,240,749
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/2015 (a)	4,600,000	4,614,080
New York Life Global Funding (USD), 2.10%, 01/02/2019 (a)	3,640,000	3,666,354
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (a)	3,680,000	3,686,241

		16,677,519

Iron/Steel (0.1%)
Glencore Funding LLC (USD), 4.00%, 04/16/2025 (a)	1,290,000	1,180,435

Media (1.7%)
21st Century Fox America, Inc.
(USD), 7.75%, 01/20/2024	530,000	669,149
(USD), 7.43%, 10/01/2026	3,902,000	4,855,825
CBS Corp. (USD), 2.30%, 08/15/2019	3,150,000	3,127,528
CCO Safari II LLC (USD), 6.48%, 10/23/2045 (a)	2,290,000	2,376,406
Comcast Corp. (USD), 4.60%, 08/15/2045	4,280,000	4,374,241
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	6,350,000	7,902,829

		23,305,978

Miscellaneous Manufacturing (0.5%)
General Electric Co. (USD), 0.85%, 10/09/2015	4,339,000	4,342,471
Pentair Finance SA (USD), 1.88%, 09/15/2017	3,190,000	3,187,222

		7,529,693

Oil, Gas & Consumable Fuels (1.3%)
Chevron Corp. (USD), 0.38%, 02/22/2017 (b)	3,370,000	3,367,843
Devon Energy Corp. (USD), 7.95%, 04/15/2032	3,090,000	4,000,005
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	2,411,000	2,250,365
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	3,070,000	2,932,013
Occidental Petroleum Corp. (USD), 4.63%, 06/15/2045	1,250,000	1,266,281
Valero Energy Corp. (USD), 9.38%, 03/15/2019	3,774,000	4,647,855

		18,464,362

Pharmaceutical (0.1%)
AbbVie, Inc. (USD), 3.20%, 11/06/2022	1,020,000	1,013,009
Baxalta, Inc. (USD), 5.25%, 06/23/2045 (a)	950,000	963,550

		1,976,559

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Retail (0.6%)
CVS Health Corp.
(USD), 3.50%, 07/20/2022	$1,540,000	$1,575,286
(USD), 5.13%, 07/20/2045	2,340,000	2,488,929
Lowe’s Cos., Inc. (USD), 6.88%, 02/15/2028	2,200,000	2,872,324
Wal-Mart Stores, Inc. (USD), 0.60%, 04/11/2016	2,110,000	2,111,889

		9,048,428

Semiconductors (1.1%)
Intel Corp.
(USD), 3.10%, 07/29/2022	6,270,000	6,287,305
(USD), 4.90%, 07/29/2045	1,630,000	1,678,124
QUALCOMM, Inc. (USD), 3.00%, 05/20/2022	7,930,000	7,719,070

		15,684,499

Software (0.8%)
Microsoft Corp. (USD), 3.75%, 02/12/2045	4,160,000	3,814,965
Oracle Corp. (USD), 2.80%, 07/08/2021	7,100,000	7,159,754

		10,974,719

Transportation (1.1%)
Burlington Northern Santa Fe LLC (USD), 4.90%, 04/01/2044	6,430,000	6,801,512
CSX Corp. (USD), 3.95%, 05/01/2050	2,520,000	2,256,509
FedEx Corp. (USD), 4.90%, 01/15/2034	5,950,000	6,227,032

		15,285,053

		270,703,966

Total Corporate Bonds		402,575,203

MUNICIPAL BONDS (4.0%)
UNITED STATES (4.0%)
CALIFORNIA (1.5%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	2,185,000	2,566,895
(USD), 6.76%, 07/01/2034	6,880,000	9,090,819
San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	3,100,000	3,857,485
State of California General Obligation Unlimited Bonds
(USD), 7.55%, 04/01/2039	2,300,000	3,391,189
(USD), 7.35%, 11/01/2039	1,450,000	2,060,073

		20,966,461

CONNECTICUT (0.5%)
State of Connecticut General Obligation Unlimited Bonds
(USD), 5.09%, 10/01/2030	855,000	949,948
Series A (USD), 5.85%, 03/15/2032	4,770,000	5,769,267

		6,719,215

FLORIDA (0.2%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	2,370,000	2,383,367

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

MASSACHUSETTS (0.4%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	$3,280,000	$3,607,836
(USD), 4.91%, 05/01/2029	1,810,000	2,049,843

		5,657,679

NEW YORK (0.9%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/2043	5,005,000	6,101,545
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	2,150,000	2,463,986
(USD), 5.01%, 08/01/2027	2,770,000	3,070,379
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	810,000	941,609

		12,577,519

PENNSYLVANIA (0.2%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	2,900,000	3,148,501

TEXAS (0.3%)
State of Texas, Series A (USD), 4.63%, 04/01/2033	3,870,000	4,299,957

		55,752,699

Total Municipal Bonds		55,752,699

GOVERNMENT BONDS (6.4%)
AUSTRALIA (0.5%)
Australia Government Bond
(AUD), 1.25%, 02/21/2022 (a)(d)	4,730,000	3,938,558
Series 139 (AUD), 3.25%, 04/21/2025 (a)	2,940,000	2,238,124

		6,176,682

CANADA (0.7%)
Canada Housing Trust No 1
(CAD), 1.20%, 06/15/2020 (a)	6,610,000	5,077,497
(CAD), 2.55%, 03/15/2025 (a)	6,180,000	4,994,183

		10,071,680

GERMANY (0.8%)
Bundesrepublik Deutschland
(EUR), 0.50%, 02/15/2025 (a)	5,940,000	6,457,094
(EUR), 2.50%, 08/15/2046 (a)	3,180,000	4,547,785

		11,004,879

ITALY (0.8%)
Italy Buoni Poliennali Del Tesoro (EUR), 4.50%, 03/01/2024	8,340,000	11,215,771

NEW ZEALAND (1.3%)
New Zealand Government Bond
(NZD), 5.00%, 03/15/2019 (a)	6,880,000	4,910,688
Series 423 (NZD), 5.50%, 04/15/2023 (a)	11,360,000	8,777,878
Series 0427 (NZD), 4.50%, 04/15/2027 (a)	6,900,000	5,057,842

		18,746,408

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (a)	3,230,000	3,183,888

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

SPAIN (2.1%)
Spain Government Bond (EUR), 1.60%, 04/30/2025 (a)	$27,170,000	$29,215,048

Total Government Bonds		89,614,356

U.S. AGENCIES (9.7%)
UNITED STATES (9.7%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	1,332	1,523
TBA (USD), 2.50%, 08/01/2030	10,610,000	10,763,348
(USD), 6.50%, 08/01/2036	482,270	556,404
(USD), 6.50%, 09/01/2037	48,840	55,834
(USD), 6.50%, 12/01/2037	133,809	153,023
(USD), 6.50%, 05/01/2038	1,335,354	1,527,428
(USD), 6.50%, 09/01/2038	91,482	104,588
(USD), 6.50%, 10/01/2038	836,440	956,434
(USD), 6.50%, 10/01/2038	2,488	2,846
(USD), 6.50%, 11/01/2038	680,861	778,396
(USD), 6.50%, 12/01/2038	440,773	510,685
(USD), 5.00%, 10/01/2041	6,421,061	7,120,664
(USD), 3.00%, 02/01/2043	6,586,627	6,628,062
(USD), 3.00%, 04/01/2043	5,497,874	5,531,270
(USD), 4.50%, 10/01/2043	4,115,012	4,459,247
(USD), 4.50%, 10/01/2043	3,932,086	4,259,538
(USD), 4.50%, 07/01/2044	4,768,463	5,170,193
(USD), 4.00%, 11/01/2044	8,027,369	8,554,549
(USD), 4.00%, 11/01/2044	4,250,030	4,528,974
(USD), 3.11%, 02/01/2045 (b)	4,395,898	4,551,362
Federal National Mortgage Association
(USD), 3.50%, 10/01/2023	4,040,921	4,269,129
(USD), 3.50%, 10/01/2023	2,423,422	2,560,873
(USD), 5.00%, 05/01/2035	1,908,821	2,114,377
(USD), 2.51%, 02/01/2036 (b)	292,548	311,861
(USD), 5.50%, 03/01/2038	6,397,227	7,232,362
(USD), 5.00%, 04/01/2040	1,294,804	1,435,852
(USD), 5.00%, 05/01/2040	1,304,365	1,443,906
(USD), 4.50%, 12/01/2040	3,840,151	4,179,641
(USD), 5.00%, 02/01/2041	1,298,666	1,442,109
(USD), 5.00%, 04/01/2041	1,413,724	1,571,441
(USD), 3.50%, 03/01/2042	1,783,022	1,855,254
(USD), 3.50%, 06/01/2042	5,407,798	5,625,700
(USD), 4.00%, 06/01/2043	4,179,767	4,469,090
(USD), 4.50%, 03/01/2044	3,172,996	3,448,440
(USD), 4.50%, 04/01/2044	4,467,115	4,857,095
(USD), 4.50%, 08/01/2044	3,129,315	3,406,636
(USD), 3.07%, 01/01/2045 (b)	6,274,693	6,488,367
(USD), 3.50%, 02/01/2045	4,881,339	5,076,415
(USD), 3.00%, 06/01/2045	5,091,059	5,131,275
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	170,910	195,367
(USD), 6.00%, 06/15/2037	171,329	193,695
(USD), 6.00%, 09/15/2037	253,220	286,277
(USD), 6.00%, 11/15/2037	690,760	786,657
(USD), 6.00%, 11/15/2037	168,560	192,020
(USD), 6.00%, 12/15/2037	175,788	200,204
(USD), 6.00%, 12/15/2037	63,932	72,818

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 6.00%, 01/15/2038	$128,489	$146,327
(USD), 6.00%, 04/15/2038	240,033	273,467
(USD), 6.00%, 07/15/2038	85,842	97,761
(USD), 6.00%, 08/15/2038	29,612	34,053
(USD), 6.00%, 09/15/2038	332,782	376,225
(USD), 6.00%, 09/15/2038	95,546	108,119

		136,097,181

Total U.S. Agencies		136,097,181

U.S. TREASURIES (5.7%)
UNITED STATES (5.7%)
Treasury Inflation Protected Security (USD), 0.75%, 02/15/2045 (d)	2,605,026	2,415,143
U.S. Treasury Bonds
(USD), 3.63%, 02/15/2044	3,250,000	3,698,399
(USD), 3.38%, 05/15/2044	2,340,000	2,543,470
(USD), 3.13%, 08/15/2044	23,080,000	23,936,476
(USD), 2.50%, 02/15/2045	2,250,000	2,051,719
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043 (d)	5,045,550	4,537,841
U.S. Treasury Notes
(USD), 0.10%, 01/31/2016 (b)	8,000,000	8,000,200
(USD), 1.50%, 12/31/2018	820,000	829,289
(USD), 1.25%, 01/31/2020	5,750,000	5,698,342
(USD), 1.38%, 04/30/2020	9,180,000	9,122,625
(USD), 1.50%, 05/31/2020	6,800,000	6,794,159
(USD), 1.63%, 06/30/2020	580,000	582,447
(USD), 2.00%, 02/15/2025	9,040,000	8,884,620
(USD), 2.13%, 05/15/2025	720,000	715,106

		79,809,836

Total U.S. Treasuries		79,809,836

NON-AGENCY MORTGAGE-BACKED SECURITIES (12.4%)
UNITED STATES (12.4%)
Alternative Loan Trust
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	3,258,491	3,194,463
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	2,917,006	2,752,533
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	647,994	676,813
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 2.82%, 07/25/2034 (b)	991,929	976,758
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	882,871	884,921
Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 2.50%, 11/25/2035 (b)	1,756,957	1,743,792
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	3,314,264	3,445,994
Series 2014-J1, Class A1 (USD), 3.50%, 06/25/2044 (a)(b)	5,562,698	5,689,586
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 5A1 (USD), 6.00%, 12/25/2034	3,058,343	3,178,432
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	5,044,634	5,115,672
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	5,657,912	5,727,753
Credit Suisse Mortgage Trust
Series 2013-7, Class A2 (USD), 3.00%, 08/25/2043 (a)(b)	1,235,687	1,208,517
Series 2015-WIN1, Class A6 (USD), 3.50%, 12/25/2044 (a)(b)	4,565,196	4,595,925
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	4,978,315	4,921,579

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (a)	$2,468,477	$2,498,619
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (a)	1,946,566	1,962,216
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	2,026,689	2,101,145
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.65%, 01/25/2036 (b)	2,738,100	2,451,459
Series 2006-AR1, Class A1 (USD), 4.73%, 08/25/2036 (b)	389,941	376,713
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.40%, 04/25/2035 (b)	1,612,147	1,569,641
Series 2005-A4, Class 3A1 (USD), 2.29%, 07/25/2035 (b)	1,992,228	1,987,771
Series 2005-A5, Class 2A2 (USD), 2.70%, 08/25/2035 (b)	1,443,441	1,449,775
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	2,209,793	2,334,065
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	6,007,284	5,926,017
Series 2013-1, Class B1 (USD), 3.54%, 03/25/2043 (a)(b)	2,997,231	2,990,676
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (a)(b)	3,606,088	3,665,928
Series 2013-3, Class A3 (USD), 3.46%, 07/25/2043 (a)(b)	4,465,291	4,493,896
Series 2014-1, Class 2A2 (USD), 3.50%, 01/25/2044 (a)(b)	6,594,771	6,734,771
Series 2014-IVR3, Class 3A1 (USD), 3.00%, 09/25/2044 (a)(b)	5,303,493	5,326,940
Series 2014-IVR6, Class AM, CMO (USD), 2.90%, 07/25/2044 (a)(b)	4,606,863	4,635,587
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.67%, 02/25/2036 (b)	1,047,965	1,032,449
MASTR Alternative Loan Trust, Series 2004-3, Class 4A1 (USD), 5.50%, 04/25/2034	2,405,193	2,542,848
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.12%, 02/25/2036 (b)	2,001,061	1,980,571
Series 2007-2, Class 2A1 (USD), 2.57%, 06/25/2037 (b)	1,545,296	1,487,479
Series 2007-3, Class 2A2 (USD), 2.59%, 09/25/2037 (b)	1,372,135	1,324,782
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.56%, 11/06/2017 (b)	1,594,290	1,597,352
Series 2010-R3, Class 1A (USD), 0.75%, 12/08/2020 (b)	2,753,452	2,774,198
New Residential Mortgage Loan Trust
Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	1,312,616	1,358,061
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	4,320,190	4,494,201
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	1,960,178	2,052,500
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (b)	4,597,132	4,414,791
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	5,152,432	4,896,542
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (b)	1,689,625	1,611,710
Series 2014-3, Class A8 (USD), 4.00%, 10/25/2044 (a)(b)	3,018,516	3,171,121
Series 2015-1, Class A1 (USD), 3.50%, 01/25/2045 (a)(b)	4,678,133	4,705,177
Series 2015-2, Class A1 (USD), 3.50%, 05/25/2045 (a)(b)	6,060,552	6,129,206
Structured Agency Credit Risk
Series 2014-HQ2, Class M2, CMO (USD), 2.39%, 09/25/2024 (b)	4,930,000	4,937,528
Series 2015-DNA1, Class M2 (USD), 2.04%, 10/25/2027 (b)	4,470,000	4,459,853
Series 2015-DNA2, Class M2, CMO (USD), 2.79%, 12/25/2027 (b)	3,830,000	3,899,256
Series 2015-HQ1, Class M2, CMO (USD), 2.39%, 03/25/2025 (b)	4,900,000	4,925,135
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	3,538,696	3,553,764
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 2.43%, 09/25/2037 (b)	3,285,944	3,240,779
Series 2007-4, Class 3A1 (USD), 6.09%, 09/25/2037 (b)	269,470	277,370
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.48%, 08/25/2035 (b)	4,313,199	4,311,159
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class 4A1 (USD), 2.74%, 05/25/2035 (b)	2,652,827	2,609,718
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	1,174,881	1,205,555

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	$561,218	$564,326

		174,175,388

Total Non-Agency Mortgage-Backed Securities		174,175,388

REPURCHASE AGREEMENT (5.7%)
UNITED STATES (5.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $80,609,315, Collateralized by U.S. Treasury Note and Federal Home Loan Mortgage Corp., maturing ranging 05/31/2019-08/21/2019; total market value of $82,221,850	80,609,315	80,609,315

Total Repurchase Agreement		80,609,315

Total Investments (Cost $1,255,549,929) (e)—89.7%		1,259,204,250

Other assets in excess of liabilities—10.3%		143,907,849

Net Assets—100.0%		$1,403,112,099

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	This security is government guaranteed.
(d)	Inflation linked security.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TRY	Turkish Lira
USD	U.S. Dollar

At July 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Euro BUXL Futures-30 year	JPMorgan Chase Bank N.A.	25	09/08/2015	$200,497
United States Treasury Note 6%—5 year	UBS	(42)	09/30/2015	(13,623)
United States Treasury Note 6%—10 year	UBS	391	09/21/2015	106,594
United States Treasury Note 6%—Long Bond	UBS	(64)	09/21/2015	(410,000)
United States Treasury Bond 6%—Ultra Long	JPMorgan Chase Bank N.A.	177	09/21/2015	69,812

				$(46,720)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
09/23/2015	Westpac Banking Corp.	AUD	9,479,149	USD	7,019,973	$6,910,446	$(109,527)
10/21/2015	Citibank N.A.	AUD	3,563,334	USD	2,601,654	2,593,891	(7,763)
British Pound/United States Dollar
11/03/2015	Citibank N.A.	GBP	3,327,000	USD	5,191,384	5,192,450	1,066
Canadian Dollar/United States Dollar
09/18/2015	Royal Bank of Canada	CAD	14,917,479	USD	11,479,260	11,402,810	(76,450)
Euro/United States Dollar
08/19/2015	Barclays Bank PLC	EUR	10,061,196	USD	11,151,902	11,051,727	(100,175)
08/19/2015	Citibank N.A.	EUR	7,218,081	USD	8,051,943	7,928,706	(123,237)
08/19/2015	JPMorgan Chase Bank N.A.	EUR	3,876,586	USD	4,402,344	4,258,238	(144,106)
08/19/2015	Royal Bank of Canada	EUR	19,419,682	USD	21,490,998	21,331,561	(159,437)
Indian Rupee/United States Dollar
09/23/2015	Citibank N.A.	INR	38,129,000	USD	589,730	589,032	(698)
09/23/2015	JPMorgan Chase Bank N.A.	INR	899,919,441	USD	13,951,159	13,902,306	(48,853)
Indonesian Rupiah/United States Dollar
08/18/2015	JPMorgan Chase Bank N.A.	IDR	285,424,273,308	USD	20,965,497	21,046,272	80,775
Japanese Yen/United States Dollar
08/10/2015	Westpac Banking Corp.	JPY	3,552,399,385	USD	28,763,967	28,664,904	(99,063)
Mexican Peso/United States Dollar
08/14/2015	Citibank N.A.	MXN	27,181,120	USD	1,740,662	1,685,742	(54,920)
08/14/2015	JPMorgan Chase Bank N.A.	MXN	374,272,857	USD	23,816,044	23,211,970	(604,074)
10/30/2015	Royal Bank of Canada	MXN	226,916,426	USD	13,830,001	13,989,326	159,325
New Zealand Dollar/United States Dollar
08/04/2015	Deutsche Bank AG	NZD	12,405,131	USD	9,189,225	8,188,627	(1,000,598)
08/04/2015	Westpac Banking Corp.	NZD	41,282,382	USD	28,335,003	27,250,500	(1,084,503)
11/04/2015	Royal Bank of Canada	NZD	12,915,692	USD	8,499,325	8,464,687	(34,638)
Swedish Krona/United States Dollar
09/23/2015	Royal Bank of Canada	SEK	60,367,745	USD	7,075,663	7,004,243	(71,420)
Turkish Lira/United States Dollar
08/21/2015	Citibank N.A.	TRY	37,196,800	USD	13,712,220	13,353,795	(358,425)

						$238,021,233	$(3,836,721)

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
09/23/2015	Westpac Banking Corp.	USD	21,034,160	AUD	27,449,865	$20,011,376	$1,022,784
10/21/2015	Westpac Banking Corp.	USD	20,827,754	AUD	28,361,390	20,645,372	182,382
United States Dollar/Canadian Dollar
09/18/2015	Royal Bank of Canada	USD	21,542,973	CAD	26,557,315	20,300,213	1,242,760

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

United States Dollar/Euro
08/19/2015	Citibank N.A.	USD	8,862,116	EUR	7,841,743	$8,613,768	$248,348
08/19/2015	Deutsche Bank AG	USD	39,533,939	EUR	35,528,029	39,025,784	508,155
08/19/2015	JPMorgan Chase Bank N.A.	USD	41,343,398	EUR	36,807,786	40,431,533	911,865
08/19/2015	Royal Bank of Canada	USD	39,119,630	EUR	35,199,362	38,664,760	454,870
United States Dollar/Indian Rupee
09/23/2015	JPMorgan Chase Bank N.A.	USD	6,917,347	INR	444,508,751	6,866,944	50,403
United States Dollar/Japanese Yen
08/10/2015	Citibank N.A.	USD	14,375,195	JPY	1,725,921,894	13,926,752	448,443
08/10/2015	Westpac Banking Corp.	USD	15,057,743	JPY	1,826,477,491	14,738,152	319,591
United States Dollar/Mexican Peso
08/14/2015	Citibank N.A.	USD	13,030,835	MXN	200,726,988	12,448,856	581,979
08/14/2015	Deutsche Bank AG	USD	13,030,412	MXN	200,726,990	12,448,856	581,556
10/30/2015	Barclays Bank PLC	USD	13,683,315	MXN	226,916,426	13,989,326	(306,011)
United States Dollar/New Zealand Dollar
08/04/2015	Deutsche Bank AG	USD	9,356,756	NZD	12,405,131	8,188,627	1,168,129
08/04/2015	Westpac Banking Corp.	USD	28,739,170	NZD	41,284,187	27,251,692	1,487,478
11/04/2015	Westpac Banking Corp.	USD	18,761,732	NZD	28,566,706	18,722,047	39,685
United States Dollar/Swedish Krona
09/23/2015	Barclays Bank PLC	USD	7,003,603	SEK	60,367,745	7,004,243	(640)
09/23/2015	Citibank N.A.	USD	7,017,955	SEK	60,367,745	7,004,243	13,712
United States Dollar/Turkish Lira
08/21/2015	Barclays Bank PLC	USD	6,605,518	TRY	18,419,024	6,612,501	(6,983)
08/21/2015	Citibank N.A.	USD	6,809,216	TRY	18,777,776	6,741,294	67,922

						$343,636,339	$9,016,428

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (73.1%)
AUSTRALIA (0.3%)
QBE Insurance Group Ltd. (USD), 6.75%, 12/02/2044 (a)(b)	$5,281,000	$5,571,561

BRAZIL (1.0%)
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)(c)	7,210,000	6,216,462
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	9,180,000	8,614,512
Petrobras International Finance Co. SA (USD), 7.88%, 03/15/2019	2,416,000	2,518,680

		17,349,654

CANADA (5.0%)
Air Canada (USD), 7.75%, 04/15/2021 (a)	7,568,000	8,154,520
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	11,320,000	9,339,000
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)	11,027,000	8,389,238
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	7,020,000	7,011,225
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	17,610,000	15,760,950
Northgroup Preferred Capital Corp. (USD), 6.38%, 10/15/2017 (a)(b)(c)	7,970,000	8,209,100
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (d)	13,600,000	10,346,752
Valeant Pharmaceuticals International, Inc.
(EUR), 4.50%, 05/15/2023 (a)	7,105,000	7,697,729
(USD), 6.13%, 04/15/2025 (a)	7,085,000	7,421,538

		82,330,052

COLOMBIA (0.5%)
Pacific Rubiales Energy Corp.
(USD), 5.13%, 03/28/2023 (a)	6,471,000	4,125,263
(USD), 5.63%, 01/19/2025 (a)	5,506,000	3,494,658

		7,619,921

FRANCE (1.9%)
Credit Agricole SA (USD), 7.88%, 01/23/2024 (a)(b)(c)	3,640,000	3,787,952
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	9,405,000	11,103,725
Numericable-SFR SAS (USD), 6.00%, 05/15/2022 (a)	10,322,000	10,528,440
Societe Generale SA (USD), 7.88%, 12/18/2023 (a)(b)(c)	5,162,000	5,254,916

		30,675,033

GERMANY (0.8%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	4,727,969
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	7,435,000	8,662,976

		13,390,945

GUATEMALA (0.5%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	7,385,000	7,924,068

INDONESIA (1.7%)
Ottawa Holdings Pte Ltd. (USD), 5.88%, 05/16/2018 (a)	8,895,000	6,782,438
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	22,398,000	21,110,115

		27,892,553

ITALY (1.1%)
Wind Acquisition Finance SA (USD), 7.38%, 04/23/2021 (a)	16,720,000	17,765,000

LUXEMBOURG (3.3%)
Altice SA (USD), 7.75%, 05/15/2022 (a)	10,030,000	10,130,300
ArcelorMittal (USD), 7.75%, 10/15/2039	7,475,000	7,250,750

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), 4.49%, 12/15/2050 (b)	$9,600,000	$6,866,263
Coveris Holdings SA (USD), 7.88%, 11/01/2019 (a)	1,525,000	1,513,090
Intelsat Jackson Holdings SA (USD), 6.63%, 12/15/2022	11,700,000	10,734,750
Matterhorn Telecom Holding SA (EUR), 4.88%, 05/01/2023 (a)	4,947,000	5,120,863
Matterhorn Telecom SA
(CHF), 3.63%, 05/01/2022 (a)	2,034,000	1,983,903
(EUR), 3.88%, 05/01/2022 (a)	1,820,000	1,885,233
Millicom International Cellular SA
(USD), 6.63%, 10/15/2021 (a)	200,000	209,000
(USD), 6.00%, 03/15/2025 (a)	2,639,000	2,619,207
OHL Investments SA, Series OHL, (EUR), 4.00%, 04/25/2018 (a)	4,400,000	4,494,041
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
(EUR), 6.38%, 05/01/2022 (a)	745,000	828,727
(USD), 6.75%, 05/01/2022 (a)	770,000	775,775

		54,411,902

MALTA (0.3%)
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC (USD), 7.75%, 06/01/2020 (a)	5,752,000	5,363,740

MEXICO (1.6%)
Alfa SAB de CV
(USD), 5.25%, 03/25/2024 (a)	2,730,000	2,859,675
(USD), 6.88%, 03/25/2044 (a)	6,935,000	7,212,400
Axtel SAB de CV (USD), 9.00%, 01/31/2020 (a)(e)	9,766,000	9,668,340
Cobre Del Mayo SA de CV (USD), 10.75%, 11/15/2018 (a)	8,185,000	6,261,525

		26,001,940

NETHERLANDS (0.6%)
Constellium NV (USD), 8.00%, 01/15/2023 (a)	4,980,000	4,818,150
ING Groep NV (USD), 6.50%, 04/16/2025 (b)(c)	6,000,000	5,917,500

		10,735,650

PARAGUAY (0.4%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	5,755,000	6,121,881

REPUBLIC OF IRELAND (1.2%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 6.75%, 01/31/2021 (a)	3,600,000	3,708,000
Argon Capital PLC for Royal Bank of Scotland (GBP), 2.91%, 10/29/2049 (b)(c)	3,203,000	4,376,722
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (USD), 6.00%, 07/15/2023 (a)	4,367,000	4,552,598
Fly Leasing Ltd. (USD), 6.38%, 10/15/2021	7,097,000	7,221,197

		19,858,517

RUSSIA (0.6%)
Lukoil International Finance BV (USD), 4.56%, 04/24/2023 (a)	10,520,000	9,435,998

SOUTH AFRICA (0.5%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	8,504,000	8,121,320

SWITZERLAND (1.5%)
Credit Suisse Group AG (USD), 7.50%, 12/11/2023 (a)(b)(c)	7,335,000	7,826,445
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)(c)	5,559,000	5,755,199
Unilabs Subholding AB (EUR), 8.50%, 07/15/2018 (a)	9,405,000	10,797,728

		24,379,372

UKRAINE (0.1%)
Mriya Agro Holding PLC (USD), 9.45%, 04/19/2018 (a)(f)	10,755,000	1,828,350

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

UNITED KINGDOM (7.4%)
Annington Finance No 5 PLC (GBP), 13.00%, 01/15/2023 (a)(g)	$12,886,876	$24,048,094
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	18,203,000	17,201,835
Barclays Bank PLC (GBP), 6.13%, 04/19/2027 (b)(c)	6,586,000	10,809,055
Galaxy Bidco Ltd.
(GBP), 5.57%, 11/15/2019 (a)(b)	2,025,000	3,174,202
(GBP), 6.38%, 11/15/2020 (a)	7,950,000	12,664,544
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,512,309
Hastings Insurance Group Finance PLC
(GBP), 6.58%, 10/21/2019 (a)(b)	3,680,000	5,797,200
(GBP), 8.00%, 10/21/2020 (a)	4,375,000	7,273,065
HBOS Sterling Finance Jersey LP (GBP), 7.88%, 12/09/2031 (b)(c)	285,000	565,240
International Personal Finance PLC (EUR), 5.75%, 04/07/2021 (a)	630,000	653,152
Lloyds Bank PLC (GBP), 13.00%, 01/22/2029 (b)(c)	4,475,000	12,163,386
Unique Pub Finance Co. PLC (The), Series M (GBP), 7.40%, 03/28/2024	11,282,000	18,279,064
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	3,456,000	5,538,738

		120,679,884

UNITED STATES (42.1%)
AAF Holdings LLC/AAF Finance Co. (USD), 12.00%, 07/01/2019 (a)(d)(g)	9,069,210	9,046,537
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	5,845,000	5,932,675
Alpha Natural Resources, Inc.
(USD), 3.75%, 12/15/2017 (f)	15,030,000	601,200
(USD), 6.00%, 06/01/2019 (f)	6,964,000	252,445
(USD), 6.25%, 06/01/2021 (f)	10,405,000	364,175
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	6,962,000	7,014,215
Arch Coal, Inc. (USD), 7.25%, 10/01/2020	16,310,000	3,832,850
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	4,944,000	5,055,240
Building Materials Corp. of America (USD), 5.38%, 11/15/2024 (a)	11,145,000	11,227,473
Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	9,280,000	9,987,600
California Resources Corp.
(USD), 5.50%, 09/15/2021	5,375,000	4,461,250
(USD), 6.00%, 11/15/2024	4,875,000	3,960,938
Calpine Corp. (USD), 5.75%, 01/15/2025	8,895,000	8,705,981
Carrizo Oil & Gas, Inc.
(USD), 7.50%, 09/15/2020	4,453,000	4,497,530
(USD), 6.25%, 04/15/2023	5,190,000	5,007,312
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	1,265,000	1,272,906
Series P (USD), 7.60%, 09/15/2039	2,830,000	2,532,850
Series U (USD), 7.65%, 03/15/2042	4,460,000	3,969,400
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	25,087,000	22,578,300
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	5,834,000	3,442,060
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	13,510,000	14,489,475
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022 (a)	2,576,000	2,402,120
Constellis Holdings LLC / Constellis Finance Corp. (USD), 9.75%, 05/15/2020 (a)	7,110,000	6,807,825
Continental Resources, Inc. (USD), 4.90%, 06/01/2044	9,565,000	7,556,541
Crown Castle International Corp.
(USD), 4.88%, 04/15/2022	3,845,000	3,955,332
(USD), 5.25%, 01/15/2023	13,971,000	14,687,014
CrownRock LP / CrownRock Finance, Inc.
(USD), 7.13%, 04/15/2021 (a)	4,250,000	4,361,563
(USD), 7.75%, 02/15/2023 (a)	3,370,000	3,504,800
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(f)	1,500,000	61,875
DR Horton, Inc.
(USD), 4.75%, 02/15/2023	2,070,000	2,095,875

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

(USD), 5.75%, 08/15/2023	$9,880,000	$10,571,600
Dynegy, Inc.
(USD), 7.38%, 11/01/2022 (a)	7,155,000	7,437,623
(USD), 7.63%, 11/01/2024 (a)	6,560,000	6,806,000
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 11.75%, 03/01/2022 (a)(f)	5,179,486	5,632,691
EP Energy LLC / Everest Acquisition Finance, Inc. (USD), 6.38%, 06/15/2023 (a)	5,715,000	5,364,956
First Data Corp.
(USD), 12.63%, 01/15/2021	2,885,000	3,346,600
(USD), 10.63%, 06/15/2021	3,721,000	4,158,218
(USD), 11.75%, 08/15/2021	7,822,000	8,897,525
First Maryland Capital I (USD), 1.29%, 01/15/2027 (b)	8,420,000	7,548,109
Florida East Coast Holdings Corp.
(USD), 6.75%, 05/01/2019 (a)	4,094,000	4,145,175
(USD), 9.75%, 05/01/2020 (a)	12,485,000	11,860,750
Frontier Communications Corp.
(USD), 6.88%, 01/15/2025	5,932,000	5,071,860
(USD), 9.00%, 08/15/2031	13,487,000	12,374,322
General Electric Capital Corp., Series A (USD), 7.13%, 12/29/2049 (b)(c)	4,500,000	5,208,750
General Motors (Escrow Shares)
(USD), 7.13%, 07/15/2013 (d)(h)	2,240,000	—
(USD), 8.25%, 07/15/2023 (d)(h)	35,495,000	—
(USD), 8.10%, 06/15/2024 (d)(h)	2,485,000	—
(USD), 7.38%, 05/23/2048 (d)(h)	3,460,000	—
(USD), 8.80%, 03/01/2049 (d)(h)	7,200,000	—
(USD), 8.38%, 07/15/2049 (d)(h)	3,550,000	—
GenOn Americas Generation LLC (USD), 8.50%, 10/01/2021	3,961,000	3,703,535
GenOn Energy, Inc.
(USD), 7.88%, 06/15/2017	4,510,000	4,566,375
(USD), 9.88%, 10/15/2020	1,500,000	1,503,750
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	10,060,000	9,607,300
HCA, Inc.
(USD), 5.38%, 02/01/2025	1,675,000	1,716,875
(USD), 5.25%, 04/15/2025	8,605,000	9,089,031
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	733,000	700,015
iHeartCommunications, Inc. (USD), 9.00%, 09/15/2022	7,560,000	6,808,725
JBS USA LLC / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	9,312,000	9,250,960
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(USD), 7.38%, 04/01/2020 (a)	1,010,000	1,015,050
(USD), 6.88%, 04/15/2022 (a)	5,195,000	5,013,175
Jones Energy Holdings LLC / Jones Energy Finance Corp. (USD), 6.75%, 04/01/2022	6,511,000	5,957,565
Kinder Morgan, Inc. (USD), 7.80%, 08/01/2031	15,209,000	17,230,139
Kraft Heinz Foods Co. (USD), 7.13%, 08/01/2039 (a)	7,266,000	9,176,231
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	11,265,000	10,208,906
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	10,515,000	10,982,917
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	11,840,000	12,757,600
MHGE Parent LLC / MHGE Parent Finance, Inc. (USD), 8.50%, 08/01/2019 (a)	17,705,000	18,036,969
Micron Technology, Inc. (USD), 5.63%, 01/15/2026 (a)	9,673,000	9,286,080
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020 (h)	14,840,000	—
(USD), 3.88%, 10/24/2021	14,840,000	12,947,900
Mythen Re Ltd., Series 2012-2, Class A (USD), 8.65%, 01/05/2017 (a)(b)(d)	5,360,000	5,429,948
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	1,738,000	1,629,375
New Enterprise Stone & Lime Co Inc. (USD), 13.00%, 03/15/2018 (g)	15,442,036	16,696,701
NewStar Financial, Inc. (USD), 7.25%, 05/01/2020 (a)	6,562,000	6,685,038
NRG Energy, Inc. (USD), 6.25%, 05/01/2024	4,080,000	4,029,000
NWH Escrow Corp. (USD), 7.50%, 08/01/2021 (a)	1,972,000	1,833,960

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Oasis Petroleum, Inc.
(USD), 6.88%, 03/15/2022	$1,698,000	$1,570,650
(USD), 6.88%, 01/15/2023	10,000,000	9,100,000
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	17,431,000	17,507,261
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023 (a)	1,767,000	1,771,418
PNC Preferred Funding Trust I (USD), 1.94%, 03/15/2017 (a)(b)(c)	7,510,000	6,946,750
Sabine Pass Liquefaction LLC
(USD), 5.75%, 05/15/2024	8,105,000	8,099,934
(USD), 5.63%, 03/01/2025 (a)	3,125,000	3,089,844
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	16,537,000	13,477,655
Service Corp. International (USD), 5.38%, 05/15/2024	11,420,000	12,162,300
Sinclair Television Group, Inc.
(USD), 6.13%, 10/01/2022	2,510,000	2,604,125
(USD), 5.63%, 08/01/2024 (a)	17,175,000	16,960,312
Sprint Corp. (USD), 7.88%, 09/15/2023	20,315,000	19,527,794
Standard Pacific Corp. (USD), 5.88%, 11/15/2024	4,250,000	4,388,125
State Street Capital Trust IV (USD), 1.29%, 06/01/2077 (b)	5,740,000	5,008,150
Successor X Ltd. (USD), 11.31%, 11/10/2015 (a)(b)(d)	6,095,000	6,079,153
Sun Products Corp. (USD), 7.75%, 03/15/2021 (a)	11,595,000	10,580,437
Tenet Healthcare Corp.
(USD), 3.79%, 06/15/2020 (a)(b)	3,614,000	3,722,420
(USD), 6.75%, 06/15/2023 (a)	10,841,000	11,355,947
TransDigm, Inc.
(USD), 6.00%, 07/15/2022	2,770,000	2,776,925
(USD), 6.50%, 07/15/2024	9,795,000	9,892,950
(USD), 6.50%, 05/15/2025 (a)	5,765,000	5,793,825
Tronox Finance LLC (USD), 7.50%, 03/15/2022 (a)	10,531,000	8,661,748
United Rentals North America, Inc.
(USD), 6.13%, 06/15/2023	2,190,000	2,266,650
(USD), 5.75%, 11/15/2024	5,470,000	5,374,275
(USD), 5.50%, 07/15/2025	4,725,000	4,536,000
Wise Metals Group LLC / Wise Alloys Finance Corp. (USD), 8.75%, 12/15/2018 (a)	5,680,000	5,837,904
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	6,330,000	6,409,125
(USD), 5.63%, 10/01/2024 (a)	6,330,000	6,480,338
Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 04/01/2023 (a)	9,485,000	9,539,444

		689,474,115

VIETNAM (0.7%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	9,990,000	10,815,024

Total Corporate Bonds		1,197,746,480

GOVERNMENT BONDS (1.4%)
ARGENTINA (0.6%)
Argentina Bonar Bonds
Series X (USD), 7.00%, 04/17/2017	4,357,558	4,178,898
(USD), 8.75%, 05/07/2024 (d)	6,992,897	6,486,689

		10,665,587

INDONESIA (0.5%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	6,910,000	7,721,925

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

MOZAMBIQUE (0.3%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)(i)	$6,201,000	$5,549,895

Total Government Bonds		23,937,407

GOVERNMENT AGENCIES (0.9%)
INDONESIA (0.9%)
Pertamina Persero PT
(USD), 4.30%, 05/20/2023 (a)	10,705,000	10,332,466
(USD), 6.00%, 05/03/2042 (a)	4,450,000	4,110,910

		14,443,376

Total Government Agencies		14,443,376

BANK LOANS (13.9%)
GERMANY (0.7%)
Colouroz Investment (Flint) (USD), 8.25%, 09/06/2022	7,095,000	7,059,525
Klockner-Pentaplast of America, Inc. (USD), 5.00%, 04/28/2020	2,358,916	2,376,608
KP Germany Erste GmbH (USD), 5.00%, 04/22/2020	1,008,084	1,015,645

		10,451,778

ITALY (0.6%)
Inter Media Communication (FCE) (EUR), 5.50%, 06/05/2019	10,008,826	10,442,589

NETHERLANDS (0.5%)
Intertrust Group Holding (USD), 8.00%, 04/16/2022	8,425,000	8,474,143

SPAIN (1.7%)
IDCSalud Holding S.L.U. (EUR), 8.25%, 11/28/2022	16,100,000	17,707,615
Telepizza SA (TPZM) (EUR), 7.00%, 10/20/2020	9,320,000	10,271,950

		27,979,565

SWEDEN (1.0%)
Dream Secured BondCo AB (Verisure) (EUR), 10.43%, 08/15/2019 (d)	14,656,846	16,821,250

UNITED STATES (9.4%)
Arch Coal, Inc. (USD), 6.25%, 05/16/2018 (b)	8,048,117	4,627,667
Asurion LLC (USD), 8.50%, 03/03/2021 (b)	23,106,000	23,279,295
Birch Communications, Inc. (USD), 7.75%, 07/17/2020 (b)	8,335,611	8,361,660
Cengage Learning, Inc. (USD), 7.00%, 03/31/2020 (b)	16,079,307	16,175,525
Commercial Barge Line Co. (USD), 7.50%, 09/23/2019 (b)	13,189,598	13,234,943
Del Monte Foods, Inc. (USD), 8.25%, 08/18/2021 (b)	12,970,000	11,827,019
Isola USA Corp. (USD), 9.25%, 11/29/2018 (d)	23,316,492	21,684,338
New Media Holdings II, LLC (USD), 0.00%, 06/04/2020	4,412,030	4,401,000
Newpage Corp. (USD), 9.50%, 02/11/2021 (b)	20,286,029	14,301,650
SkillSoft Corp. (USD), 9.25%, 04/28/2022 (b)	12,360,000	11,360,904
Texas Competitive Electric Co. (USD), 4.67%, 10/10/2015	7,678,621	3,948,094
Visant Corp. (USD), 7.00%, 09/23/2021 (b)	10,771,617	10,421,540
YRC Worldwide, Inc. (USD), 8.25%, 02/13/2019 (b)	9,637,192	9,444,448

		153,068,083

Total Bank Loans		227,237,408

COMMON STOCKS (1.5%)
NORWAY (1.1%)
Deep Ocean (d)(h)(j)	1,427,968	19,258,115

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

UNITED STATES (0.4%)
Cengage Learning Holdings II LP (h)(k)	226,414	$6,509,403

Total Common Stocks		25,767,518

PREFERRED STOCKS (0.7%)
UNITED STATES (0.7%)
Ally Financial, Inc., Preferred Shares	4,451	4,541,828
GMAC Capital Trust I, Preferred Shares, Series 2	258,150	6,771,275
Merrill Lynch Capital Trust II, Preferred Shares	1,600	40,736

		11,353,839

Total Preferred Stocks		11,353,839

REPURCHASE AGREEMENT (4.0%)
UNITED STATES (4.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 07/31/2015, due 08/03/2015, repurchase price $65,295,190, collateralized by U.S. Treasury Notes, maturing 04/30/2019-05/15/2019; total market value of $66,602,115	65,295,190	65,295,190

Total Repurchase Agreement		65,295,190

Total Investments (Cost $1,667,140,535) (l)—95.5%		1,565,781,218

Other assets in excess of liabilities—4.5%		73,120,429

Net Assets—100.0%		$1,638,901,647

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 5.81% of net assets as of July 31, 2015.
(e)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(f)	Security is in default.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	This security is government guaranteed.
(j)	Investment in affiliate.
(k)	Non-income producing security.
(l)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound Sterling
NOK	Norwegian Krone
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

At July 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/13/2015	Citibank N.A.	EUR	10,000,000	USD	10,901,560	$10,993,199	$91,639
Norwegian Krone/United States Dollar
08/13/2015	JPMorgan Chase Bank N.A.	NOK	48,359,500	USD	6,077,436	5,919,089	(158,347)

						$16,912,288	$(66,708)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/British Pound
08/18/2015	Westpac Banking Corp.	USD	122,842,697	GBP	77,934,500	$121,694,106	$1,148,591
United States Dollar/Canadian Dollar
09/08/2015	JPMorgan Chase Bank N.A.	USD	28,999,381	CAD	36,184,500	27,660,798	1,338,583
United States Dollar/Euro
09/29/2015	Deutsche Bank AG	USD	65,391,022	EUR	58,344,000	64,124,361	1,266,661
10/13/2015	JPMorgan Chase Bank N.A.	USD	79,139,637	EUR	71,689,000	78,809,142	330,495
10/29/2015	Barclays Bank PLC	USD	1,425,773	EUR	1,281,000	1,408,611	17,162
United States Dollar/Norwegian Krone
08/13/2015	JPMorgan Chase Bank N.A.	USD	24,629,205	NOK	186,714,000	22,853,352	1,775,853
United States Dollar/Swiss Franc
10/21/2015	Barclays Bank PLC	USD	2,027,694	CHF	1,942,500	2,015,680	12,014

						$318,566,050	$5,889,359

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2015, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Barclays Bank PLC	09/20/2018	5,035,000	Receive: Bombardier, Inc.(T) Pay: Fixed rate equal to 5.00%	$(84,230)	5.86%
JPMorgan Chase Bank N.A.	09/20/2020	4,180,000	Receive: Bombardier, Inc.(T) Pay: Fixed rate equal to 5.00%	196,402	7.90%
Goldman Sachs	03/20/2020	15,935,000	Receive: Transocean, Inc.(T) Pay: Fixed rate equal to 5.00%	(94,362)	7.47%

				$17,810

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Goldman Sachs International	03/20/2018	1,265,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	$186,436	0.87%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	501,285	0.87%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	724,400	0.87%
Morgan Stanley	06/20/2018	450,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	82,660	1.39%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	840,641	1.39%

				$2,335,422

At July 31, 2015, the Fund held the following centrally cleared credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
CME Group	06/20/2020	39,991,050	Pay: Markit CDX North America High Yield (S24) Receive: Fixed rate equal to 5.00%	$291,958	3.52%
CME Group	06/20/2020	14,850,000	Pay: Markit CDX North America High Yield (S24) Receive: Fixed rate equal to 5.00%	(22,220)	3.52%

				$269,738

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of the particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swaps with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2015 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust is also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value consistent with the Funds’ valuation procedures (“Valuation Procedures”) and regulatory requirements.

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 pm Eastern time (“Valuation Time”) are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value.

Derivative instruments are generally valued accordingly to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of net asset value (“NAV”) determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modeling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modeling tool.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools

Aberdeen Investment Funds

Notes to Statements of Investments (continued)

July 31, 2015 (unaudited)

provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

For movements between the Levels with the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2015, Aberdeen Select International Equity Fund, Aberdeen Select International Equity Fund II and Aberdeen Total Return Bond Fund had no transfers between levels.

The following is a summary of significant transfers during the period ended July 31, 2015:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Global High Income Fund	$6,509,403	$37,635,478	$14,390,683

The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	35,631,324	255,849,842	1,561,553	293,042,719
Exchange Traded Funds	—	—	—	—
Government Bonds	—	—	141,787	141,787
Preferred Stocks	12,475,324	14,379,542	—	26,854,866
Repurchase Agreement	—	11,168,783	—	11,168,783

	48,106,648	281,398,167	1,703,340	331,208,155

Aberdeen Investment Funds

Notes to Statements of Investments (continued)

July 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	18,099,971	131,808,864	—	149,908,835
Preferred Stocks	6,371,025	7,517,381	—	13,888,406
Repurchase Agreement	—	5,138,451	—	5,138,451

	24,470,996	144,464,696	—	168,935,692

Investments, at Value
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	111,150,519	—	111,150,519
Commercial Mortgage-Backed Securities	—	129,419,753	—	129,419,753
Corporate Bonds	—	402,575,203	—	402,575,203
Municipal Bonds	—	55,752,699	—	55,752,699
Government Bonds	—	89,614,356	—	89,614,356
U.S. Agencies	—	136,097,181	—	136,097,181
U.S. Treasuries	—	79,809,836	—	79,809,836
Non-Agency Mortgage-Backed Securities	—	174,175,388	—	174,175,388
Repurchase Agreement	—	80,609,315	—	80,609,315
Other Financial Instruments
Assets
Futures Contracts	376,903	—	—	376,903
Forward Foreign Currency Exchange Contracts	—	9,571,228	—	9,571,228
Liabilities
Futures Contracts	(423,623)	—	—	(423,623)
Forward Foreign Currency Exchange Contracts	—	(4,391,521)	—	(4,391,521)

	(46,720)	1,264,383,957	—	1,264,337,237

Investments, at Value
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	1,187,337,853	10,408,627	1,197,746,480
Government Bonds	—	23,937,407	—	23,937,407
Government Agencies	—	14,443,376	—	14,443,376
Bank Loans	—	151,824,554	75,412,854	227,237,408
Common Stocks	—	—	25,767,518	25,767,518
Preferred Stocks	6,812,011	4,541,828	—	11,353,839
Repurchase Agreement	—	65,295,190	—	65,295,190
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	5,980,998	—	5,980,998
Credit Default Swaps Contracts	—	2,823,782	—	2,823,782
Liabilities
Forward Foreign Currency Exchange Contracts	—	(158,347)	—	(158,347)
Credit Default Swaps Contracts	—	(200,812)	—	(200,812)

	6,812,011	1,455,825,829	111,588,999	1,574,226,839

Amounts listed as “–” are $0 or round to $0.

Aberdeen Investment Funds

Notes to Statements of Investments (continued)

July 31, 2015 (unaudited)

Aberdeen Select International Equity Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2015

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2015
COMMON STOCK
Bulgaria	1,780,964	—	—	(219,411)	—	—	—	—	1,561,553	(219,413)
Latvia	—	—	—	—	—	—	—	—	—	—
Serbia	—	—	—	—	—	—	—	—	—	—
Venezuela	—	—	(11,054,568)	11,566,770	—	(512,202)	—	—	—	—
EXCHANGE TRADED FUNDS	—	—	—	—	—	—	—	—	—	—
Russia	—	—	—	—	—	—	—	—	—	—
GOVERNMENT BONDS	—	—	—	—	—	—	—	—	—	—
Venezuela	968,864	(4,243)	—	(822,834)	—	—	—	—	141,787	(822,834)

TOTAL	2,749,828	(4,243)	(11,054,568)	10,524,525	—	(512,202)	—	—	1,703,340	(1,042,247)

Aberdeen Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2015

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2015
BANK LOANS
Ethiopia	$6,754,979	$—	$(787,500)	$4,495,021	$—	$(10,462,500)	$—	$—	$—	$—
Germany	—	399	—	33,271	3,358,583	—	—	—	3,392,253	33,271
Spain	—	—	—	—	—	—	17,707,615	—	17,707,615	—
United States	72,391,303	133,056	(6,902,239)	2,857,132	4,401,000	(34,485,161)	19,865,988	(3,948,093)	54,312,986	(1,328,162)
COMMON STOCK									—
Norway	37,722,113	—	—	(18,463,998)	—	—	—	—	19,258,115	(18,463,998)
United States	—			—			6,509,403		6,509,403
CORPORATE BONDS									—
Canada	16,420,744	22,094	(467,027)	(1,566,303)	—	(4,062,756)	—	—	10,346,752	(1,566,303)
United States	—	—	—	—	—	—	61,875	—	61,875	—

TOTAL	$133,289,139	$155,549	$(8,156,766)	$(12,644,877)	$7,759,583	$(49,010,417)	$44,144,881	$(3,948,093)	$111,588,999	$(21,325,192)

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 7/31/15 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Aberdeen Global High Income Fund
Bank Loans	$75,412,854	Broker Pricing	Bid/Ask Spread	$93.0-110.0	$99.3
Common Stocks	25,767,518	Evaluated Pricing	Bid/Ask Spread	13.5-28.8	15.6
Corporate Bonds	10,408,627	Broker Pricing	Bid/Ask Spread	4.1-76.1	68.9

Evaluated Pricing: In determining the fair value of the Common Stock as of July 31, 2015, the Aberdeen Global High Income Fund took an average of the values calculated using the Income Approach – Discounted Cash Flow Method and the Market Approach – Guideline Public Company Method, weighted equally, to derive an evaluated price.

Income Approach: A well-established technique used to estimate the equity value of a company through an analysis of projected income, such as using the Discounted Cash Flow Method. Using this analysis, value is indicated from all of the future cash flows attributable to the subject company discounted to present value at a required rate of return. If debt free cash flows are used, any long-term debt is deducted from the indicated value of the invested capital to determine equity value.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

b. Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, consisting of government securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

Aberdeen Investment Funds

Notes to Statements of Investments (concluded)

July 31, 2015 (unaudited)

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Bank Loans

As of July 31, 2015, Aberdeen Global High Income Fund held one unfunded commitment with a cost and fair value of $6,114,395 and $6,161,671, respectively (par of $6,303,500). The Fund did not hold any bridge term loans.

2. Tax Information

As of July 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Select International Equity Fund	$426,342,980	$20,692,600	$(115,827,425)	$(95,134,825)
Aberdeen Select International Equity Fund II	187,756,615	10,805,515	(29,626,438)	(18,820,923)
Aberdeen Total Return Bond Fund	1,255,549,929	18,361,985	(14,707,664)	3,654,321
Aberdeen Global High Income Fund	1,667,140,535	28,399,632	(129,758,949)	(101,359,317)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended includes, an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended July 31, 2015 is set forth below:

Affiliate	Shares Held July 31, 2015	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2015
Aberdeen Select International Equity Fund
LEV Insurance	4,078,860	$—	$—	$—	$1,561,551
Toza Markovic ad Kikinda	78,160	—	—	—	—

					$1,561,551

Affiliate	Shares Held July 31, 2015	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2015
Aberdeen Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$19,258,115

Aberdeen Investment Funds

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 24, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 24, 2015